AUTHORIZATION OF FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2019
AUTHORIZATION OF FINANCIAL STATEMENTS
AUTHORIZATION OF FINANCIAL STATEMENTS

28.    AUTHORIZATION OF FINANCIAL STATEMENTS

The consolidated financial statements for the year ended December 31, 2019 (including comparatives) were approved by the audit committee on behalf of the board of directors on March 24, 2020.

(signed) Chris Clark
Chris Clark, Chief Financial Officer

(signed) Paul Geyer
Paul Geyer, Director